Stock Based Compensation (Details) - Schedule of Summarizes Stock Option Activity	3 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule of Summarizes Stock Option Activity [Abstract]
Stock Option Outstanding, Beginning | shares
Exercise Prices, Beginning | $ / shares
Average Remaining Contractual Life (In Years), Beginning
Stock Option Outstanding, Granted | shares	15,000,000
Exercise Prices, Granted | $ / shares	$ 0.001
Average Remaining Contractual Life (In Years), Granted	4 years
Stock Option Outstanding, Exercised | shares	(15,000,000)
Exercise Prices, Exercised | $ / shares	$ 0.001
Average Remaining Contractual Life (In Years), Exercised
Stock Option Outstanding, Ending | shares
Exercise Prices, Ending | $ / shares
Average Remaining Contractual Life (In Years), Ending